Investments in Affiliates (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Share of net earnings/(losses) of affiliates	$ 157	$ (261)
Investments in affiliates	51,292		$ 44,385
Avenir
Schedule of Equity Method Investments [Line Items]
Share of net earnings/(losses) of affiliates	153	(212)
Investments in affiliates	$ 46,887		39,984
Number of shares subscribed (in shares)	18,000,000
Equity method, par value (in usd per share)	$ 1.00
Subscribed shares cost	$ 18,000
Others
Schedule of Equity Method Investments [Line Items]
Share of net earnings/(losses) of affiliates	4	$ (49)
Investments in affiliates	$ 4,405		$ 4,401